(LOSS) / INCOME PER SHARE - Shares Excluded From the Calculation of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share options
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	204,700	619,650	890,500
Nonvested shares
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	460,000	548,780	1,084,284
Convertible promissory notes
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share		88,883,116	0